Summary of Significant Accounting Policies and Nature of Operations - Earnings Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	May 31, 2013	Feb. 28, 2013	Nov. 30, 2012	Aug. 31, 2012	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	May 31, 2013		May 31, 2012		May 31, 2011
Accounting Policies [Abstract]
Net loss	$ (221.2)	$ (304.5)	$ (66.2)	$ (31.5)	$ (389.1)	$ (16.5)	$ (14.0)	$ (39.2)	$ (623.4)	[1]	$ (458.8)	[1]	$ (849.8)	[1]
Weighted average common shares outstanding, basic (in shares)									551.8	[1]	551.9	[1]	552.1	[1]
Effect of dilutive securities:
Stock options									0		0		0
Restricted stock units									0		0		0
Weighted average common shares outstanding, diluted (in shares)									551.8	[1]	551.9	[1]	552.1	[1]
Earnings (loss) per share—basic									$ (1.13)	[1]	$ (0.83)	[1]	$ (1.54)	[1]
Earnings (loss) per share—diluted									$ (1.13)	[1]	$ (0.83)	[1]	$ (1.54)	[1]

[1]	Certain amounts have been reclassified to conform to the current presentation. See Note 1 to the consolidated financial statements for a description of the reclassification.